UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-06443______

_______BlackRock Income Opportunity Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Income Opportunity Trust, Inc.

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005

BlackRock Income Opportunity Trust, Inc. (BNA)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—131.2%
			Mortgage Pass-Through Securities—20.8%
			Federal National Mortgage Assoc.,
	$ 2,485		1.40%, 2/15/05	$ 2,484,006
	60,056	[2]	5.50%, 12/01/13 - 9/01/17	61,466,060
	19,628		6.00%, 3/01/27 - 7/01/17	20,359,297
	326		7.00%, 2/01/24 - 10/01/28	346,470
			Government National Mortgage Assoc.,
	1,925		6.00%, 6/20/15	1,996,535
	144		8.00%, 4/15/24 - 11/15/25	157,038

			Total Mortgage Pass-Through Securities	86,809,406

			Federal Housing Administration—1.3%
			General Motors Acceptance Corp. Projects,
	584		Ser. 37, 7.43%, 5/01/22	612,147
	205		Ser. 44, 7.43%, 8/01/22	215,249
			Merrill Projects,
	194		Ser. 29, 7.43%, 10/01/20	202,985
	236		Ser. 42, 7.43%, 9/01/22	247,169
	1,911		Reilly Project, Ser. B-11,
			7.40%, 4/01/21	1,998,699
	1,931		Westmore Project, 7.25%, 4/01/21	2,009,540

			Total Federal Housing Administration	5,285,789

			Agency Multiple Class Mortgage Pass-Through Securities—1.5%
			Federal Home Loan Mortgage Corp.,
	3,750		Ser. 82, Class HJ, 5.50%, 9/25/32	3,835,425
	2,130		Ser. 2933, Class HD, 5.50%, 1/15/35	2,217,863

			Total Agency Multiple Class Mortgage Pass-Through Securities	6,053,288

			Non-Agency Multiple Class Mortgage Pass-Through Securities—2.9%
	2,216		Banc of America Alternative Loan Trust, Ser. 11, Class 2, 6.00%, 12/25/34	2,252,745
	8,891		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	9,857,384
	23	[3]	Summit Mortgage Trust, Ser. 1, Class B1, 6.016%, 12/28/12	23,331

			Total Non-Agency Multiple Class Mortgage Pass-Through Securities	12,133,460

			Adjustable Rate Mortgage Securities—0.8%
			Federal Home Loan Mortgage Corp.,
	1,360		4.383%, 1/01/35	1,384,147
	2,042		5.152%, 1/01/35	2,059,107
	13		Federal National Mortgage Assoc., Ser. 256, Class F, 4.031%, 11/25/23	10,789

			Total Adjustable Rate Mortgage Securities	3,454,043

			Inverse Floating Rate Mortgage Securities—0.7%
	1,000	[2]	Federal Home Loan Mortgage Corp., Ser. 1611, Class JC, 10.00%, 8/15/23	1,060,590
			Federal National Mortgage Assoc.,
	1,808		Ser. 23, Class PS, 10.114%, 4/25/23	1,923,232
	16		Ser. 46, Class S, 19.393%, 5/25/21	4,209
	19		Ser. 49, Class S, 7.716%, 12/25/21	1,765
	97		Ser. 87, Class S, 19.975%, 8/25/21	113,588
	15		Ser. 145, Class S, 27.191%, 10/25/06	16,461

			Total Inverse Floating Rate Mortgage Securities	3,119,845

			Interest Only Asset-Backed Securities—1.5%
			Sterling Coofs Trust,
	40,810		Ser. 1, 2.488%, 4/15/29	3,570,876
	32,945		Ser. 2, 1.76%, 3/30/30	2,625,305

			Total Interest Only Asset-Backed Securities	6,196,181

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Interest Only Mortgage-Backed Securities—2.0%
			Federal Home Loan Mortgage Corp.,
	$ 5		Ser. 176, Class M, 7/15/21	$ 65
	1		Ser. 192, Class U, 2/15/22	71
	14		Ser. 1043, Class H, 2/15/21	19,154
	2		Ser. 1054, Class I, 3/15/21	356
	14		Ser. 1056, Class KD, 3/15/21	1,774
	18		Ser. 1057, Class J, 3/15/21	3,902
	49		Ser. 1148, Class E, 10/15/21	984
	13		Ser. 1179, Class O, 11/15/21	220
	11		Ser. 1221 Class H, 3/15/07	188
	341		Ser. 1254, Class Z, 4/15/22	10,850
	689		Ser. 1831, Class PG, 3/15/11	72,397
	8,817		Ser. 2611, Class QI, 9/15/32	1,636,105
			Federal National Mortgage Assoc.,
	155		Ser. 5, Class H, 1/25/22	21,878
	11		Ser. 7, Class 2, 4/1/17	1,993
	34		Ser. 7, Class S, 3/25/21	4,075
	97		Ser. 10, Class S, 5/25/21	11,796
	76		Ser. 12, Class S, 5/25/21	13,593
	48		Ser. 17, Class S, 6/25/21	5,546
	0		Ser. 20, Class H, 3/25/06	13
	66		Ser. 33, Class PV, 10/25/21	15,072
	6		Ser. 38, Class N, 4/25/21	603
	746		Ser. 46, Class H, 12/25/09	115,453
	689		Ser. 50, Class SI, 4/25/23	15,492
	0		Ser. 54, Class H, 5/25/05	8
	15,035		Ser. 64, Class QI, 1/25/33	2,721,419
	4		Ser. 84, Class H, 8/25/06	240
	20		Ser. 89, Class 2, 6/1/18	3,316
	36,697		Ser. 90, Class JH, 11/25/34	3,130,264
	5		Ser. 94, Class 2, 8/1/21	1,146
	24		Ser. 99, Class L, 8/25/21	3,291
	4		Ser. 123, Class M, 10/25/20	637
	30		Ser. 136, Class S, 11/25/20	36,015
	38		Ser. 139, Class PT, 10/25/21	3,859
	18		Ser. 141, Class SA, 8/25/07	2,988
	8,156	[3]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 2/19/25	173,002
	4,540	[3]	Hanover Grantor Trust, Ser. A, Class 1, 8/1/27	9,932
	2,130	[3]	Morgan Stanley Capital I, Inc., Ser. HF1, Class X, 6/15/17	52,128
			Morgan Stanley Mortgage Trust,
	52		Ser. 38, Class 2, 11/20/21	9,550
	54		Ser. 39, Class 2, 12/20/21	7,404
	5,563		Salomon Brothers Mortgage Securities VII, Inc., Ser. 1, 3/25/22	34,542

			Total Interest Only Mortgage-Backed Securities	8,141,321

			Principal Only Mortgage-Backed Securities—0.5%
	200		Federal Home Loan Mortgage Corp., Ser. 1739, Class B, 2/15/24	173,800
			Federal National Mortgage Assoc.,
	72		Ser. 51, Class E, 2/25/23	58,899
	23		Ser. 70, Class A, 5/25/23	20,702
	33		Ser. 167, Class D, 10/25/17	31,853
	40		Ser. 203, Class 1, 2/1/23	35,921
	28		Ser. 228, Class 1, 5/1/23	24,296
	6,055		Resolution Funding Corp., Ser. B, 4/15/30	1,760,977

			Total Principal Only Mortgage-Backed Securities	2,106,448

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			U.S. Government and Agency Securities—44.4%
	$ 18,826		Overseas Private Investment Corp., zero coupon - 7.35%, 5/29/12	$ 19,228,138
	1,529		Small Business Administration, Ser. 20K-1, 6.95%, 11/01/16	1,625,346
			U.S. Treasury Bonds,
	3,224		3.875%, 4/15/29	4,435,123
	14,875		5.375%, 2/15/31	16,643,786
	6,350		5.50%, 8/15/28	7,104,063
	32,000	[2]	6.00%, 2/15/26	37,700,000
	15,250	[2]	6.125%, 11/15/27	18,361,915
	6,090		8.125%, 8/15/19	8,447,987
			U.S. Treasury Notes,
	17,324		2.00%, 1/15/14	17,933,605
	4,630	[2]	2.50%, 5/31/06 - 9/30/06	4,581,000
	2,650		3.625%, 1/15/10	2,640,884
	43,430	[2]	4.25%, 8/15/14 - 11/15/14	43,838,772
	2,200		4.875%, 2/15/12	2,327,534

			Total U.S. Government and Agency Securities	184,868,153

			Collateralized Mortgage Obligation Residuals—0.0%
			Collateralized Mortgage Obligation Trust,
	3		Ser. 40, Class R, 4/01/18	403
	54		Ser. 42, Class R, 10/01/14	7,178
			Federal Home Loan Mortgage Corp.,
	19		Ser. 19, Class R, 3/15/20	2,047
	0		Ser. 75, Class R, 1/15/21	5
	0		Ser. 75, Class RS, 1/15/21	5
	0		Ser. 173, Class R, 11/15/21	21
	0		Ser. 173, Class RS, 11/15/21	21
	26		Ser. 200, Class R, 12/15/22	443
	6	[4]	Painewebber Trust Ser. 88 M, Class 6, 9/01/18	0

			Total Collateralized Mortgage Obligation Residuals	10,123

			Corporate Bonds—53.9%
			Aerospace & Defense—1.8%
	1,500		L-3 Communications Corp., 7.625%, 6/15/12	1,635,000
	1,250		Lockheed Martin Corp., 8.50%, 12/01/29	1,750,538
	1,000		Northrop Grumman Corp., 7.125%, 2/15/11	1,143,500
			Raytheon Co.,
	712		6.15%, 11/01/08	761,078
	2,000		7.00%, 5/15/06	2,141,492

				7,431,608

			Automotive—3.5%
	270	[3]	Accuride Corp., 8.50%, 2/01/15	276,075
	2,000		Briggs & Stratton Corp., 8.875%, 3/15/11	2,400,000
	2,340		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	2,410,200
	3,000	[2]	Ford Motor Credit Co., 6.875%, 2/01/06	3,078,780
			General Motors Acceptance Corp.,
	700		6.75%, 1/15/06	715,834
	4,000		6.875%, 8/28/12	3,992,560
	1,725		General Motors Corp., 8.375%, 7/15/33	1,737,030
	120	[3]	Metaldyne Corp., 10.00%, 11/01/13	113,400

				14,723,879

			Basic Materials—3.3%
	2,000		Alcoa, Inc., 7.375%, 8/01/10	2,297,060
	2,000		Caraustar Ind., Inc., 9.875%, 4/01/11	2,190,000
	3,000		Lyondell Chemical Co., 11.125%, 7/15/12	3,525,000
	180	[3]	Novelis, Inc., 7.25%, 2/15/15 (Canada)	180,000
	1,000		Oregon Steel Mills, Inc., 10.00%, 7/15/09	1,115,000
	2,500		Tembec Industries, Inc., 8.50%, 2/01/11 (Canada)	2,475,000
			Weyerhaeuser Co.,
	826		5.95%, 11/01/08	881,334
	1,000		6.75%, 3/15/12	1,132,680

				13,796,074

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Building & Development—0.9%
BBB-	$ 2,500		D.R. Horton, Inc., 10.50%, 4/01/05	$ 2,528,125
B-	580		ERICO Intl. Corp., 8.875%, 3/01/12	597,400
B-	600	[3]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	579,000

				3,704,525

			Conglomerates—3.4%
			General Electric Capital Corp.,
AAA	5,100		3.45%, 1/15/08	5,107,701
AAA	4,600		4.375%, 11/21/11	4,568,872
AAA	3,000		Ser. A, 6.75%, 3/15/32	3,598,350
BB-	150	[3]	Stena AB, 7.00%, 12/01/16 (Sweden)	145,500
B-	525		Trimas Corp., 9.875%, 6/15/12	547,313

				13,967,736

			Consumer Products—2.9%
B3	95	[3]	ALH Finance Corp., 8.50%, 1/15/13	97,731
BBB-	1,500		Autonation, Inc., 9.00%, 8/01/08	1,691,250
B3	2,000		Buffets, Inc., 11.25%, 7/15/10	2,140,000
B+	230		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	232,875
BBB+	550		General Mills, Inc., 5.125%, 2/15/07	564,641
BBB	1,000		Kroger Co., 5.50%, 2/01/13	1,050,370
B2	140	[3]	Leslies Poolmart, Inc., 7.75%, 2/01/13	142,450
AA-	3,000		Procter & Gamble Co., 6.875%, 9/15/09	3,366,630
B-	505	[3]	Rite Aid Corp., 6.125%, 12/15/08	470,913
A+	2,000		Unilever Capital Corp., 7.125%, 11/01/10	2,287,840

				12,044,700

			Containers & Packaging—1.3%
B+	1,500		Crown European Holdings SA, 9.50%, 3/01/11 (France)	1,676,250
BB-	2,250		Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09	2,435,625
B+	1,240		Stone Container Corp., 9.25%, 2/01/08	1,354,700

				5,466,575

			Ecological Services & Equipment—1.0%
B+	1,695		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	1,779,750
B	2,250		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,480,625

				4,260,375

			Energy—6.3%
BB	2,500		Chesapeake Energy Corp., 9.00%, 8/15/12	2,818,750
A-	3,000		Conoco Funding Co., 6.35%, 10/15/11 (Canada)	3,349,710
BBB+	2,000		Dominion Resources, Inc., 5.70%, 9/17/12	2,128,640
B	1,225		Dresser, Inc., 9.375%, 4/15/11	1,329,125
B	710	[3]	Dynegy Holdings, Inc., 10.125%, 7/15/13	786,325
B1	1,000		El Paso Natural Gas Co., 7.625%, 8/01/10	1,090,000
B-	1,500		El Paso Production Holding Co., 7.75%, 6/01/13	1,563,750
BBB+	640		Exelon Corp., 6.75%, 5/01/11	716,256
			FirstEnergy Corp.,
BBB-	480		Ser. B, 6.45%, 11/15/11	519,984
BBB-	1,500		Ser. C, 7.375%, 11/15/31	1,744,203
BBB+	1,250		Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,492,538
BBB	1,000		Kinder Morgan, Inc., 6.50%, 9/01/12	1,103,160
BBB+	1,800		Occidental Petroleum Corp., 6.75%, 1/15/12	2,050,218
			Progress Energy, Inc.,
Baa2	1,800		6.75%, 3/01/06	1,860,228
Baa2	2,000		7.10%, 3/01/11	2,252,720
BBB-	600	[3]	TXU Corp., 6.50%, 11/15/24	610,836
B2	790		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	816,662

				26,233,105

			Entertainment & Leisure—2.7%
B+	2,000		Boyd Gaming Corp., 8.75%, 4/15/12	2,205,000
B	1,700		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	1,904,000
Ba3	382		Host Marriot Corp., Ser. B, 7.875%, 8/01/08	392,505
Ba2	1,000		MGM Mirage, 9.75%, 6/01/07	1,110,000
Ba2	2,000		Park Place Entertainment Corp., 8.875%, 9/15/08	2,252,500
BB+	3,000		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/01/12	3,420,000
B+	100	[3]	Wynn Las Vegas LLC, 6.625%, 12/01/14	98,500

				11,382,505

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—14.0%
Aa3	$ 2,450		Bank of America Corp., 7.80%, 2/15/10	$ 2,840,187
Aa3	1,400		Bank One Corp., 6.50%, 2/01/06	1,442,308
Aa3	2,000	[3]	Barclays Bank PLC, 6.86%, 9/29/49 (United Kingdom)	2,329,026
A+	500		Bear Stearns Co., Inc., 6.50%, 5/01/06	518,300
			Berkshire Hathaway Finance Corp.,
AAA	2,525		3.375%, 10/15/08	2,482,934
AAA	1,440	[3]	4.125%, 1/15/10	1,438,286
			Citigroup, Inc.,
AA+	1,085		3.625%, 2/09/09	1,071,633
AA	6,000		5.625%, 8/27/12	6,406,500
			Credit Suisse First Boston USA, Inc.,
AA-	700	[2]	6.125%, 11/15/11	765,135
AA-	1,000		7.125%, 7/15/32	1,234,110
BB	1,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,117,500
BB	200		Fairfax Financial Holdings, Ltd., 7.75%, 4/26/12 (Canada)	203,000
AA-	1,000		Goldman Sachs Group, Inc., 6.60%, 1/15/12	1,118,060
AA-	3,830		Household Finance Corp., 4.125%, 11/16/09	3,804,186
AA	2,525		HSBC Bank USA, Inc., 3.875%, 9/15/09	2,495,331
Aa3	2,100		JP Morgan Chase & Co., 5.25%, 5/30/07	2,170,266
AAA	3,000		KFW Intl. Finance, Inc., 5.25%, 6/28/06	3,079,020
A+	1,500		Lehman Brothers Holdings, Inc., 6.625%, 1/18/12	1,681,380
			Marsh & McLennan Cos., Inc.,
BBB	275		2.77%, 7/13/07	271,623
BBB	285		5.375%, 7/15/14	281,654
AA-	600		Morgan Stanley, 5.80%, 4/01/07	625,632
AA-	1,200		National City Bank Cleveland Ohio, 3.375%, 10/15/07	1,185,120
A+	2,000		Northern Trust Co., 6.30%, 3/07/11	2,227,560
			Rainbow National Services LLC,
B+	225	[3]	8.75%, 9/01/12	253,688
B+	920	[3]	10.375%, 9/01/14	1,081,000
A+	2,475		SLM Corp., 4.00%, 1/15/10	2,445,152
AA	950		State Street Bank & Trust Co., Ser. CD1, 2.41%, 12/11/06	949,525
Aa1	3,025		U.S. Bank NA, 2.59%, 10/01/07	3,022,489
AA	2,000		UBS Preferred Funding Trust I, 8.622%, 10/29/49	2,389,458
			Wells Fargo & Co.,
Aa1	3,780		2.59%, 9/15/09	3,780,529
Aa1	1,100		4.20%, 1/15/10	1,102,838
Aa1	2,000		Wells Fargo Bank, 7.55%, 6/21/10	2,314,480

				58,127,909

			Health Care—1.5%
B	520	[3]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	544,700
NR	2,000		HealthSouth Corp., 7.00%, 6/15/08	2,025,000
B3	250		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	250,625
B+	1,500		Omnicare, Inc., Ser. B, 8.125%, 3/15/11	1,597,500
A	1,310		UnitedHealth Group, Inc., 3.375%, 8/15/07	1,295,040
CCC+	180	[3]	Warner Chilcott Corp., 8.75%, 2/01/15	184,950
A-	350	[3]	WellPoint, Inc., 5.95%, 12/15/34	363,594

				6,261,409

			Industrials—1.2%
B-	1,000		Cenveo Corp., 7.875%, 12/01/13	875,000
B-	825	[3]	Hexcel Corp., 6.75%, 2/01/15	829,125
B-	1,200	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	1,206,000
B	1,306		Manitowoc, Inc., 10.50%, 8/01/12	1,498,635
CCC+	500	[3]	Park Ohio Industries, Inc., 8.375%, 11/15/14	498,750

				4,907,510

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—4.9%
			AOL Time Warner, Inc.,
BBB+	$ 1,635		7.57%, 2/01/24	$ 1,951,192
BBB+	400		7.70%, 5/01/32	499,008
BB+	3,000		9.125%, 1/15/13	3,840,840
CCC+	675		Charter Communications Holdings II, LLC, 10.25%, 9/15/10	698,625
CCC+	2,425		Charter Communications Holdings LLC, 10.75%, 10/01/09	2,055,188
BBB	1,000		Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,118,490
BBB	325		Comcast Corp., 7.05%, 3/15/33	382,109
BBB-	900	[3]	COX Communications, Inc., 4.625%, 1/15/10	897,759
BBB	1,145	[3]	News America, Inc., 6.20%, 12/15/34	1,183,346
B	1,000		Quebecor Media, Inc., 11.125%, 7/15/11 (Canada)	1,130,000
BBB	1,495		TCI Communications, Inc., 8.75%, 8/01/15	1,922,092
B3	380		Vertis, Inc., 10.875%, 6/15/09	408,500
A-	875		Viacom, Inc., 7.875%, 7/30/30	1,118,250
B-	475	[3]	WMG Holdings Corp., 6.905%, 12/15/11	479,750
CCC	3,000		WRC Media, Inc., 12.75%, 11/15/09	2,835,000

				20,520,149

			Real Estate—1.5%
BBB+	1,000		AvalonBay Communities, Inc., 6.625%, 9/15/11	1,117,600
			EOP Operating LP,
BBB+	850		4.65%, 10/01/10	851,216
BBB+	2,000		4.75%, 3/15/14	1,942,860
BBB+	800		7.00%, 7/15/11	899,640
			Rouse Co.,
BB+	725		3.625%, 3/15/09	680,289
BB+	955		5.375%, 11/26/13	915,405

				6,407,010

			Technology—0.5%
Ba3	120	[3]	MagnaChip Semiconductor SA, 5.76%, 12/15/11 (Luxembourg)	123,900
BB+	2,000		Seagate Technology Holdings, 8.00%, 5/15/09 (Cayman Island)	2,150,000

				2,273,900

			Telecommunications—2.2%
			Intelsat Ltd.,
B+	350	[3]	8.25%, 1/15/13 (Bermuda	361,375
B+	585	[3]	8.625%, 1/15/15 (Bermuda	606,938
B	600		Lucent Technologies, Inc., 6.45%, 3/15/29	538,500
BB	105	[3]	Qwest Corp., 7.875%, 9/01/11	112,350
CCC	280		Rural Cellular Corp., 9.875%, 2/01/10	298,900
			SBC Communications, Inc.,
A+	905		5.875%, 2/01/12	970,327
A+	1,425		6.45%, 6/15/34	1,543,304
A+	575		Verizon Global Funding Corp., 7.75%, 6/15/32	733,712
Aa3	540		Verizon Maryland, Inc., 5.125%, 6/15/33	491,778
Aa3	1,410		Verizon Pennsylvania, Inc., Ser. A, 5.65%, 11/15/11	1,486,435
Aa3	750		Verizon Virginia, Inc., 4.625%, 3/15/13	730,612
A	1,000		Vodafone Group PLC, 7.75%, 2/15/10 (United Kingdom)	1,155,550

				9,029,781

			Transportation—1.0%
BBB+	1,000		Burlington Northern Santa Fe Corp., 5.90%, 7/01/12	1,085,010
BBB+	1,000		Canadian National Railway Co., 6.375%, 10/15/11 (Canada)	1,109,534
BBB	1,475		Canadian Pacific Railway Ltd., 6.25%, 10/15/11 (Canada)	1,624,048
B+	150		OMI Corp., 7.625%, 12/01/13 (Marshall Islands)	157,875
BB-	200	[3]	Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14 (Bahamas)	194,000

				4,170,462

			Total Corporate Bonds	224,709,217

BlackRock Income Opportunity Trust, Inc. (BNA) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Foreign Government Bonds—0.9%
Baa1	$ 3,000	United Mexican States, 8.00%, 9/24/22	$ 3,550,500

		Total investments before TBA commitments and outstanding options written	546,437,774
		(cost $531,556,421)

		TBA COMMITMENTS—(12.8%)
		Mortgage Pass-Through Securities—(12.8%)
		Federal National Mortgage Assoc.,
	(43,500)	5.50%	(44,288,437)
	(8,800)	6.00%	(9,086,000)

		Total TBA Commitments (Proceeds $53,092,703)	(53,374,437)

	Contracts/
	Notional
	Amount
	(000)

		Outstanding Options Written—(0.4%)
	(5,600)	Federal National Mortgage Assoc., 5.15%, TBA, expires 4/06/05	(15,750)
		Interest Rate Swap,
	(31,300)	4.60% over 3-month LIBOR, expires 2/23/05	(82,945)
	(24,800)	5.67% over 3-month LIBOR, expires 1/04/10	(1,223,316)
	(55,000)	5.75% over 3-month LIBOR, expires 9/23/05	(37,950)
	(13,100)	6.05% over 3-month LIBOR, expires 2/23/05	(1)

		Total Outstanding Options Written (premium received $2,851,429)	(1,359,962)

		Total investments net of TBA Commitments and outstanding options written—118.0%	$491,703,375
		Liabilities in excess of other assets—(18.0)%	(75,141,602)

		Net Assets—100%	$ 416,561,773

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s Rating.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2005, the Trust held 3.9% of its net assets, with a current market value of $16,447,661, in securities restricted as to resale.
[4]	Security is fair valued.
A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
TBA	—	To be Announced

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Income Opportunity Trust, Inc.___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005